Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock

9. CONVERTIBLE PREFERRED STOCK

The Company's authorized capital stock includes 2,000,000 shares of $0.001 par value preferred stock. The preferred stock may be issued at the discretion of the Board of Directors (without further stockholder approval) with such designations, rights and preferences as the Board of Directors may determine from time to time. This preferred stock may have dividend, liquidation, redemption, conversion, voting or other rights, which may be more expansive than the rights of the holders of the Company's common stock.

Total shares of preferred stock issued and outstanding at December 31, 2011 and March 31, 2012, respectively, were as follows:

	December 31, 2011	March 31, 2012
Series C-1 Convertible Preferred
Shares issued and outstanding	5,000	5,000
Liquidation preference and redemption value	$12,500,000	$12,500,000

Series D Convertible Preferred
Shares issued and outstanding	1,670	1,670
Liquidation preference and redemption value	$1,670,000	$1,670,000

Total Convertible Preferred
Shares issued and outstanding	6,670	6,670
Liquidation preference and redemption value	$14,170,000	$14,170,000

The preferred stock is entitled to dividends when and if declared by the Board of Directors prior to the payment of any such dividends to the holders of common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the preferred stock then outstanding are entitled to be paid out of the assets of the corporation before any payment is made to the holders of common stock. Each holder of the preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the preferred stock is convertible on any matter reserved to the stockholders of the Company for their action at any meeting of the stockholders of the corporation.

Series C and Series C-1 Convertible Preferred Stock

On March 21, 2007, the Company and St. Jude Medical entered into an agreement for the sale of $12.5 million of the Company's Series C Convertible Preferred Stock (the "Series C Preferred Stock") to St. Jude Medical resulting in $11.7 million of proceeds, net of issuance costs. Under the terms of the financing, the Company issued and sold 5,000 shares of its Series C Preferred Stock at a purchase price of $2,500 per share (the "Series C Original Issue Price"). Each share of Series C Preferred Stock was convertible into a number of shares of common stock equal to $2,500 divided by the conversion price of the Series C Preferred Stock, which was initially $2.99. Each share of Series C Preferred Stock was convertible into approximately 836.12 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 5,000 shares of Series C Preferred Stock issued and sold in the financing was approximately 4,180,602.

The holders of the Series C Preferred Stock were entitled to receive cumulative cash dividends at the rate of eight percent (8%) of the Series C Original Issue Price per year (the "Series C Dividend") on each outstanding share of Series C Preferred Stock, provided, however, that the Series C Dividend is only payable when, and if declared by the Board of Directors. The Series C Dividend was payable prior and in preference to any declaration or payment of any dividend on common stock, other series of Preferred Stock or any other capital stock of the Company.

The conversion price feature of the Series C Preferred Stock was subject to adjustment in certain circumstances if the Company issued shares of common stock under those circumstances on or before March 21, 2008 at a purchase price below the conversion price of the Series C Preferred Stock. No additional shares were issued as a result of this provision.

The holders of Series C Preferred Stock were entitled to receive, prior and in preference to any distribution of the proceeds from any liquidation (including change-in-control events), dissolution or winding up of the Company, whether voluntary or involuntary, to holders of common stock, other series of preferred stock or any other capital stock of the Company, an amount per share equal to the Series C Preferred Stock par value, plus declared but unpaid dividends on such shares.

The holders of Series C Preferred Stock were entitled to vote, on an as-if converted basis, along with holders of the Company's common stock on all matters on which holder of common stock were entitled to vote.

In order to be able to issue securities in the Series D Financing, described below, that are senior to the Series C Preferred Stock previously issued by the Company, the Company entered into a Share Exchange Agreement with St. Jude Medical, dated as of December 23, 2009, pursuant to which St. Jude Medical exchanged 5,000 shares of the Company's Series C Preferred Stock, representing 100% of the issued and outstanding shares of Series C Preferred Stock, for 5,000 newly issued shares of the Company's Series C-1 Convertible Preferred Stock (the "Series C-1 Preferred Stock"). The terms of the Series C-1 Preferred Stock are substantially the same as the terms of the Series C Preferred Stock except that the Series C-1 Preferred Stock is junior to the Series D Preferred Stock in the event of a liquidation or a deemed liquidation of the Company.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Series C-1 Certificate of Designation), the holders of Series C-1 are entitled to receive an amount equal to the Deemed Series C-1 Original Issue Price plus declared but unpaid dividends after the payment to the holders of Series D Preferred Stock, but before any amount to the holders of common stock, and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series C-1 Preferred Stock with respect to liquidation preference.

Under guidance issued by the Emerging Issues Task Force ("EITF") of the FASB, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series C-1 Preferred Stock outside of permanent equity based on the rights of the Series C-1 Preferred Stock in a deemed liquidation.

Series D Convertible Preferred Stock

On December 23, 2009, the Company issued and sold 1,852 shares of the Company's Series D Convertible Preferred Stock (the "Series D Preferred Stock") and common stock warrants described below to new and current institutional and private investors pursuant to the terms of a Securities Purchase Agreement dated December 23, 2009 between the Company and the purchasers of Series D Preferred Stock (the "Series D Financing"). The aggregate proceeds from the Series D Financing were $1.8 million, net of issuance costs.

Under the terms of the Series D Financing, the Company issued 1,852 shares of its Series D Preferred Stock at a purchase price of $1,000 per share (the "Series D Original Issue Price"). Each share of Series D Preferred Stock is convertible into a number of shares of common stock of the Company equal to $1,000 divided by the conversion price of the Series D Preferred Stock, which is initially $0.082, representing a 15% premium to the 20-day trailing average of the Company's closing common stock price as of December 21, 2009 (the "Closing Price"). Each share of Series D Preferred Stock is currently convertible into approximately 12,195 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 1,852 shares of Series D Preferred Stock issued and sold in the financing is 22,585,366, or approximately 32.69% of the Company's issued and outstanding common stock assuming that all outstanding shares of preferred stock are converted to common stock.

The Company also issued to the investors in the Series D Financing two types of warrants. The first warrant, which expired on December 23, 2010, entitled the investor to purchase a number of shares of common stock equal to 50% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor is convertible (the "Short-Term Warrant"). A total of 11,292,686 shares of common stock were issuable under the Short-Term Warrants. The exercise price of the Short-Term Warrants was $0.107 per share, which is 150% of the Closing Price. In May 2010, certain of the investors exercised their Short-Term Warrants, resulting in the issuance of 4,268,294 shares of common stock of the Company. In December 2010, the remaining outstanding Short-Term Warrants were exercised resulting in the issuance of 7,024,392 shares of common stock of the Company. The second warrant, which would have expired on December 23, 2014, entitled the investor to purchase a number of shares of common stock equal to 30% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor was convertible (the "Long-Term Warrant"). A total of 6,775,611 shares of common stock were issuable under the Long-Term Warrants. The exercise price of the Long-Term Warrants was $0.142 per share, or 200% of the Closing Price. Pursuant to the terms of the Long-Term Warrant, the Company called the Long-Term Warrants in May 2010 resulting in the issuance of 6,775,611 shares of common stock of the Company.

An analysis was performed on the exercise and settlement provisions of the Long-Term and Short-Term Warrants as of December 23, 2009. As a result, it was determined that they were not considered derivative instruments under Accounting Standards Codification 815—Derivatives and Hedging ("ASC 815") as they met the scope exception since they are both indexed to the Company's own stock and are classified in stockholders' deficit in the Company's balance sheet.

The conversion price of the Series D Preferred Stock is subject to adjustment in certain circumstances. If the Company issues shares of common stock at a purchase price below the conversion price of the Series D Preferred Stock at any time on or before August 23, 2011, the conversion price of the Series D Preferred Stock will be adjusted as set forth in the Series D Certificate of Designation (as defined below). In determining the appropriate accounting for the conversion feature for the Series D Preferred Stock, the Company determined that the conversion feature does not require bifurcation, and as a result is not considered a derivative under the provisions of ASC 815.

The holders of the Series D Preferred Stock are entitled to share in any dividends declared and paid, or set aside for payment, on the common stock, pro rata, in accordance with the number of shares of common stock into which such shares of Series D Preferred Stock are then convertible.

The holders of the Series D Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of Series D Preferred Stock could be converted immediately after the close of business on the record date fixed for such meeting or the effective date of such written consent, shall have voting rights and powers equal to the voting rights and powers of the common stock and shall be entitled to notice of any stockholders' meeting in accordance with the Bylaws of the Company. The Series D Preferred Stock shall vote together with the common stock at any annual of special meeting of the stockholders and not as a separate class, and act by written consent in the same manner as the common stock.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Series D Certificate of Designation), the holders of Series D Preferred Stock are entitled to receive an amount equal to the Series D Original Issue Price plus declared but unpaid dividends before the payment of any amount to the holders of common stock, Series C-1 Preferred Stock and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series D Preferred Stock with respect to liquidation preference.

Under EITF issued guidance, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series D Preferred Stock outside of permanent equity based on the rights of the Series D Preferred Stock in a deemed liquidation.

Under GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. Further, if the convertible preferred stock has an effective price that is less than the fair value of the common stock into which it is convertible on the date of issuance, the difference between the effective price and the fair value represents a beneficial conversion feature. In this regard, we allocated the net proceeds from the Series D Financing based on the relative fair market value of the Series D Preferred Stock using the Company's closing common stock price as of December 23, 2009 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

	Short-Term	Long-Term
Dividend Yield	0.0%	0.0%
Expected Volatility	170%	132%
Risk Free Interest Rate	0.41%	2.51%
Expected Option Terms (in years)	1	5

Based on this allocation, the relative fair value of the Series D Preferred Stock was $1,247,780. The aggregate fair value of the common stock into which the Series D Preferred Stock are convertible was $1,355,122. Therefore, the difference between the relative fair value of the Series D Preferred Stock and the fair value of the common stock into which the Series D Preferred Stock are convertible represents a beneficial conversion feature of $107,342. The amount of the beneficial conversion feature was immediately accreted and the accretion resulted in a deemed dividend as the Series D Preferred Stock was immediately convertible. The deemed dividend was reflected as an adjustment to the net loss applicable to common shareholders on the Company's Statement of Operations for the year ended December 31, 2009. In June 2011, an investor converted 82 shares of Series D Preferred Stock resulting in the issuance of 1,000,000 shares of common stock of the Company. In September 2011, an investor converted 100 shares of Series D Preferred Stock resulting in the issuance of 1,219,512 shares of common stock of the Company. At December 31, 2011 there were 1,670 shares of Series D Preferred Stock outstanding, convertible into 20,365,854 shares of common stock.

Warrants

In December 2010, the Company sold 14,500,000 Units, as described below, in the December 2010 Private Placement. The Units were comprised of one share of common stock and a warrant to purchase one share of common stock. Each warrant included in the Unit entitles the holder to purchase one share of common stock for $0.25 for a period of five years from the date of issuance. In addition, the Company issued 1,160,000 warrants to purchase common stock to the selling agent in the December 2010 Private Placement. An analysis was performed on the exercise and settlement provisions of the warrants issued in connection with the December 2010 Private Placement as of December 31, 2010. As a result, it was determined that they are not considered derivative instruments under ASC 815 as they meet the scope exception because they are both indexed to the Company's own stock and are classified in stockholders' deficit in the Company's balance sheet. In addition, under GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. In this regard, we allocated the proceeds from the sale of the common stock based on the relative fair market value of the common stock and warrants using the Company's closing common stock price as of December 20, 2010 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

December 20, 2010
Dividend Yield	0.0%
Expected Volatility	146%
Risk Free Interest Rate	2.06%
Expected Option Terms (in years)	5

Based on this allocation, the relative fair values of the common stock and the warrants were $1,535,142 and $1,364,858, respectively.

The Company filed a Registration Statement covering the resale of the common stock and the shares of common stock issuable upon the exercise of the warrants in connection with the December 2010 Private Placement in January 2011.

Under the terms of the 2012 Private Placement, the Company issued to the Investors Warrants to purchase an aggregate of 26,727,266 shares of common stock (which is equal to 100% of the shares of common stock underlying the 2012 Notes as of the closing of the 2012 Private Placement) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The exercise price of the Warrants is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the exercise price, then the exercise price of the Warrants will, with limited exceptions, be adjusted to such lower price. The Warrants will terminate on January 17, 2016.

Under the terms of the 2012 Private Placement, the Company also issued to the investors additional investment rights (the "AIRs") granting each investor the right to purchase an additional principal amount of 2012 Notes equal to 25% of the original principal amount of 2012 Notes purchased by such investor at the closing of the 2012 Private Placement and a corresponding amount of Warrants, at any time prior to July 15, 2012. Further described in Note 5.

At December 31, 2011 and March 31, 2012, there were 15,660,000 and 42,387,266 warrants to purchase shares of common stock outstanding.

Common Stock

In 2011, the stockholders approved an amendment to the Company's Certificate of Incorporation which increased the number of shares of common stock authorized for issuance from 150,000,000 to 250,000,000 shares. At March 30, 2012, the Company had 100,112,960 common shares outstanding.

Following the completion of the private placement financing in 2012, there are 32,806,874 shares of unissued and unreserved Common Stock available for future use.

  10. Convertible Preferred Stock

The Company's authorized capital stock includes 2,000,000 shares of $0.001 par value preferred stock. The preferred stock may be issued at the discretion of our Board of Directors (without further stockholder approval) with such designations, rights and preferences as the Board of Directors may determine from time to time. This preferred stock may have dividend, liquidation, redemption, conversion, voting or other rights, which may be more expansive than the rights of the holders of the common stock.

Pursuant to the terms of the Certificate of Designation of the Series C-1 Preferred Stock and the Certificate of Designation of the Series D Preferred Stock, the Company may not authorize, create or issue a class of equity ranking, as to dividends, redemption or distribution of assets upon a liquidation, senior to or pari passu with the Series C-1 Preferred Stock or the Series D Preferred Stock, without the written consent of the holders of at least a majority of the then-outstanding shares of Series C-1 Preferred Stock and Series D Preferred Stock, respectively, voting as a separate class. Further, the Company may not, without the written consent of the holders of at least a majority of the then-outstanding shares of Series D Preferred Stock, authorize, create or issue a class of debt securities convertible into any equity securities of the Company.

Total shares of Convertible Preferred Stock issued and outstanding at December 31, 2010 and 2011, respectively, are as follows:

	December 31,
	2010	2011
Series C-1 Convertible Preferred
Shares issued and outstanding	5,000	5,000
Liquidation preference and redemption value	$12,500,000	$12,500,000

Series D Convertible Preferred
Shares issued and outstanding	1,852	1,670
Liquidation preference and redemption value	$1,852,000	$1,670,000

Total Convertible Preferred
Shares issued and outstanding	6,852	6,670
Liquidation preference and redemption value	$14,352,000	$14,170,000

The preferred stock is entitled to dividends when and if declared by the Board of Directors prior to the payment of any such dividends to the holders of common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the company, the holders of the preferred stock then outstanding are entitled to be paid out of the assets of the corporation before any payment is made to the holders of common stock. Each holder of the preferred stock is entitled to the number of votes equal to the number of shares of common stock the preferred stock is convertible into on any matter reserved to the stockholders of the Company for their action at any meeting of the stockholders of the corporation.

Series C and Series C-1 Convertible Preferred Stock

On March 21, 2007, the Company and St. Jude Medical entered into an agreement for the sale of $12.5 million of the Company's Series C Convertible Preferred Stock (the "Series C Preferred Stock") to St. Jude Medical resulting in $11.7 million of proceeds, net of issuance costs. Under the terms of the financing, the Company issued and sold 5,000 shares of its Series C Preferred Stock at a purchase price of $2,500 per share (the "Series C Original Issue Price"). Each share of Series C Preferred Stock was convertible into a number of shares of common stock equal to $2,500 divided by the conversion price of the Series C Preferred Stock, which was initially $2.99. Each share of Series C Preferred Stock was convertible into approximately 836.12 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 5,000 shares of Series C Preferred Stock issued and sold in the financing was approximately 4,180,602.

The holders of the Series C Preferred Stock were entitled to receive cumulative cash dividends at the rate of eight percent (8%) of the Series C Original Issue Price per year (the "Series C Dividend") on each outstanding share of Series C Preferred Stock, provided, however, that the Series C Dividend was only payable when, and if declared by the Board of Directors. The Series C Dividend was payable prior and in preference to any declaration or payment of any dividend on common stock, other series of Preferred Stock or any other capital stock of the Company.

The conversion price feature of the Series C Preferred Stock was subject to adjustment in certain circumstances if the Company issued shares of common stock under those circumstances on or before March 21, 2008 at a purchase price below the conversion price of the Series C Preferred Stock. No additional shares were issued as a result of this provision.

The holders of Series C Preferred Stock were entitled to receive, prior and in preference to any distribution of the proceeds from any liquidation (including change-in-control events), dissolution or winding up of the Company, whether voluntary or involuntary, to holders of common stock, other series of preferred stock or any other capital stock of the Company, an amount per share equal to the Series C Original Issue Price, plus declared but unpaid dividends on such shares.

The holders of Series C Preferred Stock were entitled to vote, on an as-if converted basis, along with holders of the Company's common stock on all matters on which holder of common stock are entitled to vote.

In order to be able to issue securities in the Series D Financing, described below, that are senior to the Series C Preferred Stock previously issued by the Company, the Company entered into a Share Exchange Agreement with St. Jude Medical, dated as of December 23, 2009, pursuant to which St. Jude Medical exchanged 5,000 shares of the Company's Series C Preferred Stock, representing 100% of the issued and outstanding Series C Preferred Stock, for 5,000 newly issued shares of the Series C-1 Convertible Preferred Stock (the "Series C-1 Preferred Stock"). The terms of the Series C-1 Preferred Stock are substantially the same as the terms of the Series C Preferred Stock except that the Series C-1 Preferred Stock is junior to the Series D Preferred Stock in the event of a liquidation or deemed liquidation of the Company.

The holders of Series C-1 Preferred Stock are entitled to receive cash dividends deemed to be accrued as of December 23, 2009 of $2,761,643 plus cumulative cash dividends at the rate of 8% of the Deemed Series C-1 Original Issue Price (which is $2,500) per year on each outstanding share of Series C-1 Preferred Stock (the "Series C-1 Dividend"), provided, however, that the Series C-1 Dividend is only payable when and if declared by the Board of Directors. The Series C-1 Dividend is payable prior and in preference to any declaration or payment of any dividend on common stock, other series of preferred stock or any other capital stock of the Company.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Certificate of Designation of the Series C-1 Preferred Stock), the holders of Series C-1 are entitled to receive an amount equal to the Deemed Series C-1 Original Issue Price plus declared but unpaid dividends after the payment to the holders of Series D Preferred Stock, but before any amount to the holders of common stock, and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series C-1 Preferred Stock with respect to liquidation preference.

Under FASB issued guidance, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series C-1 Preferred Stock outside of permanent equity based on the rights of the Series C-1 Preferred Stock in a deemed liquidation.

Series D Convertible Preferred Stock

On December 23, 2009, the Company issued and sold 1,852 shares of the Company's Series D Convertible Preferred Stock (the "Series D Preferred Stock") and common stock warrants described below to new and current institutional and private investors pursuant to the terms of a Securities Purchase Agreement dated December 23, 2009 between the Company and the purchasers of Series D Preferred Stock (the "Series D Financing"). The aggregate proceeds from the Series D Financing were $1.8 million, net of issuance costs.

Under the terms of the Series D Financing, the Company issued 1,852 shares of its Series D Preferred Stock at a purchase price of $1,000 per share (the "Series D Original Issue Price"). Each share of Series D Preferred Stock is convertible into a number of shares of common stock of the Company equal to $1,000 divided by the conversion price of the Series D Preferred Stock, which is initially $0.082, representing a 15% premium to the 20-day trailing average of the Company's closing common stock price as of December 21, 2009 (the "Closing Price"). Each share of Series D Preferred Stock is currently convertible into approximately 12,195 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 1,852 shares of Series D Preferred Stock issued and sold in the financing is 22,585,366, or approximately 32.69% of the Company's issued and outstanding common stock assuming that all outstanding shares of preferred stock are converted to common stock.

The Company also issued to the investors two types of warrants. The first warrant, which expired on December 23, 2010, entitled the investor to purchase a number of shares of common stock equal to 50% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor is convertible (the "Short-Term Warrant"). A total of 11,292,686 shares of common stock were issuable under the Short-Term Warrants. The exercise price of the Short-Term Warrants was $0.107 per share, which is 150% of the Closing Price. In May 2010, certain of the investors exercised their Short-Term Warrants, resulting in the issuance of 4,268,294 shares of common stock of the Company. In December 2010, the remaining outstanding Short-Term Warrants were exercised resulting in the issuance of 7,024,392 shares of common stock of the Company. The second warrant, which expires on December 23, 2014, entitles the investor to purchase a number of shares of common stock equal to 30% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor is convertible (the "Long-Term Warrant"). A total of 6,775,611 shares of common stock were issuable under the Long-Term Warrants. The exercise price of the Long-Term Warrants was $0.142 per share, or 200% of the Closing Price. Pursuant to the terms of the Long-Term Warrant, the Company called the Long-Term Warrants in May 2010 resulting in the issuance of 6,775,611 shares of common stock of the Company.

An analysis was performed on the exercise and settlement provisions of the Long-Term and Short-Term Warrants as of December 23, 2009. As a result, it was determined that they were not considered derivative instruments under Accounting Standards Codification ("ASC") 815—Derivatives and Hedging as they met the scope exception since they are both indexed to the Company's own stock and are classified in stockholders' deficit in the Company's balance sheet.

The conversion price of the Series D Preferred Stock is subject to adjustment in certain circumstances. If the Company issued shares of common stock at a purchase price below the conversion price of the Series D Preferred Stock at any time on or before August 23, 2011, the conversion price of the Series D Preferred Stock would have been adjusted as set forth in the Series D Certificate of Designation (as defined below). In determining the appropriate accounting for the conversion feature for the Series D Preferred Stock, the Company determined that the conversion feature does not require bifurcation, and as a result is not considered a derivative under the provisions of ASC 815—Derivatives and Hedging.

The holders of the Series D Preferred Stock are entitled to share in any dividends declared and paid, or set aside for payment, on the common stock, pro rata, in accordance with the number of shares of common stock into which such shares of Series D Preferred Stock are then convertible.

The holders of the Series D Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of Series D Preferred Stock could be converted immediately after the close of business on the record date fixed for such meeting or the effective date of such written consent and shall have voting rights and powers equal to the voting rights and powers of the common stock and shall be entitled to notice of any stockholders' meeting in accordance with the Bylaws of the Company. The Series D Preferred Stock shall vote together with the common stock at any annual or special meeting of the stockholders and not as a separate class, and act by written consent in the same manner as the common stock.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Certificate of Designation for the Series D Preferred Stock), the holders of Series D Preferred Stock are entitled to receive an amount equal to the Series D Original Issue Price plus declared but unpaid dividends before the payment of any amount to the holders of common stock, Series C-1 Convertible Preferred Stock and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series D Preferred Stock with respect to liquidation preference.

Under FASB issued guidance, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series D Preferred Stock outside of permanent equity based on the rights of the Series D Preferred Stock in a deemed liquidation.

Under U.S. GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. Further, if the convertible preferred stock has an effective price that is less than the fair value of the common stock into which it is convertible on the date of issuance, the difference between the effective price and the fair value represents a beneficial conversion feature. In this regard, we allocated the net proceeds from the Series D Financing based on the relative fair market value of the Series D Preferred Stock using the Company's closing common stock price as of December 23, 2009 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

	Short-Term	Long-Term
Dividend Yield	0.0%	0.0%
Expected Volatility	170%	132%
Risk Free Interest Rate	0.41%	2.51%
Expected Option Terms (in years)	1	5

Based on this allocation, the relative fair value of the Series D Preferred Stock was $1,247,780. The aggregate fair value of the common stock into which the Series D Preferred Stock are convertible was $1,355,122. Therefore, the difference between the relative fair value of the Series D Preferred Stock and the fair value of the common stock into which the Series D Preferred Stock are convertible represents a beneficial conversion feature of $107,342. The amount of the beneficial conversion feature was immediately accreted and the accretion resulted in a deemed dividend as the Series D Preferred Stock was immediately convertible. The deemed dividend was reflected as an adjustment to the net loss applicable to common shareholders on the Company's Statement of Operations for the year ended December 31, 2009.

In June 2011, an investor converted 82 shares of Series D Preferred Stock resulting in the issuance of 1,000,000 shares of common stock of the Company. In September 2011, an investor converted 100 shares of Series D Preferred Stock resulting in the issuance of 1,219,512 shares of common stock of the Company. At December 31, 2011 there were 1,670 shares of Series D Preferred Stock outstanding, convertible into 20,365,854 shares of common stock.